Consolidated Statements Of Comprehensive Income $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩) ₩ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 KRW (₩) ₩ / shares	Dec. 31, 2019 KRW (₩) ₩ / shares
Statement of comprehensive income [abstract]
Interest income	₩ 9,894,749	$ 8,324,709	₩ 9,523,853	₩ 10,576,770
Financial assets at FVTPL	45,803	38,535	48,612	50,619
Financial assets at FVTOCI	381,814	321,230	437,527	474,751
Financial assets at amortized cost	9,467,132	7,964,944	9,037,714	10,051,400
Interest expense	(2,909,028)	(2,447,441)	(3,525,341)	(4,683,064)
Net interest income (Notes 11, 30 and 41)	6,985,721	5,877,268	5,998,512	5,893,706
Fee and commission income	2,171,705	1,827,112	1,694,016	1,709,326
Fees and commissions expense	(700,930)	(589,711)	(679,977)	(606,698)
Net fees and commissions income (Notes 11, 31 and 41)	1,470,775	1,237,401	1,014,039	1,102,628
Dividend income (Notes 11, 32 and 41)	309,211	260,147	138,543	107,959
Net gain on financial instruments at FVTPL (Notes 11, 33 and 41)	325,751	274,063	421,709	25,455
Net gain on financial assets at FVTOCI (Notes 11 and 34)	32,624	27,447	24,138	11,015
Net gain arising on financial assets at amortized cost (Note 11)	107,317	90,289	44,443	102,115
Impairment losses due to credit loss (Notes 35 and 41)	(536,838)	(451,656)	(784,371)	(374,244)
General and administrative expenses (Notes 36 and 41)	(4,147,411)	(3,489,324)	(3,956,181)	(3,766,077)
Other net operating expense (Notes 11, 26, 36 and 41)	(887,401)	(746,593)	(820,438)	(302,581)
Operating income	3,659,749	3,079,042	2,080,394	2,799,976
Share of gain of joint ventures and associates (Note 13)	62,196	52,327	101,077	83,997
Other non-operating income (expense)	(34,900)	(29,362)	(180,220)	(160,924)
Non-operating income (expense)	27,296	22,965	(79,143)	(76,927)
Non-operating income (expense) (Note 37)	3,687,045	3,102,007	2,001,251	2,723,049
Income tax expense (Note 38)	(924,766)	(778,030)	(486,002)	(685,453)
Net income	2,762,279	2,323,977	1,515,249	2,037,596
Other comprehensive income [abstract]
Net gain (loss) on valuation of equity securities at FVTOCI	34,069	28,663	47,246	(58,129)
Changes in capital due to equity method	(2,607)	(2,193)	(2,065)	0
Remeasurement gain (loss) related to defined benefit plan	65,067	54,743	9,783	(34,648)
Items that will not be reclassified to profit or loss	96,529	81,213	54,964	(92,777)
Net gain (loss) on valuation of debt securities at FVTOCI	(184,396)	(155,137)	12,114	43,988
Changes in capital due to equity method	4,133	3,477	(233)	613
Net gain (loss) on foreign currency translation of foreign operations	246,808	207,646	(153,472)	101,781
Net gain (loss) on valuation of cash flow hedge	7,107	5,979	4,420	(1,823)
Items that may be reclassified to profit or loss	73,652	61,965	(137,171)	144,559
Other comprehensive income(loss), net of tax	170,181	143,178	(82,207)	51,782
Total comprehensive income	2,932,460	2,467,155	1,433,042	2,089,378
Net income attributable to:
Net income attributable to owners	2,542,844	2,139,361	1,307,266	1,872,207
Net income attributable to non-controlling interests	219,435	184,616	207,983	165,389
Total comprehensive income attributable to:
Comprehensive income attributable to owners	2,700,672	2,272,145	1,233,097	1,914,393
Comprehensive income attributable to non-controlling interests	₩ 231,788	$ 195,010	₩ 199,945	₩ 174,985
Earnings per share
Basic and diluted earnings per share | (per share)	₩ 3,419	$ 2.876	₩ 1,742	₩ 2,727